Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Income taxes payable	$ 1,000	$ 3,878	$ 1,178
Sales and use taxes payable	195	190	65
Deferred revenues	59	42
Other liabilities	3,933	1,889	3,756
Total	$ 5,187	$ 5,999	$ 4,999